CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of critical accounting estimates and judgements [Abstract]
Pre-tax discount rate	11.50%	11.20%	11.90%
Percentage of headroom of fixed line segment recoverable amount over carrying amount	21.00%	23.00%	23.00%
Change of after-tax discount rate within range	± 10% multiplied by the variable 9.5% (8.6% to 10.5%)
Change of terminal permanent growth rate within range	± 1% of the variable 1.0% ( 0% to 2%)